Share based compensation, Share Option Awards Outstanding (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023 shares $ / shares	Jun. 30, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Average exercise price per share [Abstract]
Outstanding at beginning of period (in dollars per share) | $ / shares		$ 15.32
Granted (in dollars per share) | $ / shares		3.64
Forfeited (in dollars per share) | $ / shares		12.6
Outstanding at end of period (in dollars per share) | $ / shares	$ 10.81	$ 10.81	$ 15.32
Number of awards [Abstract]
Outstanding at beginning of period (in shares)		461,596
Granted (in shares)	248,500	270,820
Forfeited (in shares)	(78,499)	(78,499)
Outstanding at end of period (in shares)	653,917	653,917	461,596
Weighted average remaining life [Abstract]
Outstanding weighted average remaining life in years		6 years 9 months 25 days	7 years 1 month 20 days
Granted weighted average remaining life in years		7 years 2 months 8 days
Forfeited weighted average remaining life in years		7 years 1 month 2 days
Number of option exercisable (in shares)	45,244	45,244
Number of options vested (in shares)		109,748
Vesting condition		2 years
Weighted average grant date fair value (in dollars per share) | $ / shares	$ 8.08	$ 8.01